Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	29 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 20, 2023	May 24, 2022	Jan. 31, 2018	Oct. 31, 2015	Oct. 31, 2023	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Oct. 31, 2018	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2024	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2019	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Apr. 30, 2025	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000185805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				$ 1,000,000									$ 1,012,531								$ 1,293,755					$ 1,406,385			$ 1,603,456		$ 2,378,231		$ 3,112,311		$ 1,921,777		$ 2,254,772	$ 3,489,677	$ 4,451,412
C000011243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									253,505								324,044					352,183			401,229		594,946		777,829		479,802		562,535	869,955	1,108,850
C000148302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value				10,000									10,140								12,966					14,095			16,065		23,829		31,184		19,253		22,592	34,964	44,601
C000040920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,130								12,939					14,053			16,002		23,707		30,995		19,116		22,400	34,643	44,137
C000040919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,102								12,863					13,929			15,811		23,359		30,449		18,725		21,887	33,740	42,864
C000040918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									10,071								12,785					13,801			15,621		23,008		29,901		18,334		21,361	32,828	41,574
C000035166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,125								12,927					14,041			15,991		23,697		30,983		19,113		22,402	34,644	44,141
C000011238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000011236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									9,548								12,164					13,175			14,964		22,113		28,846		17,750		20,754	32,012	40,698
C000011245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									9,452								12,220					12,367			13,478		15,373		20,871		14,871		14,045	18,614	20,271
C000011247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000035167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,028								12,993					13,199			14,441		16,536		22,527		16,108		15,270	20,309	22,204
C000040921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									9,976								12,856					12,976			14,108		16,054		21,728		15,442		14,545	19,230	20,898
C000040922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,009								12,938					13,101			14,286		16,305		22,136		15,778		14,907	19,765	21,542
C000040923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,040								13,018					13,221			14,464		16,557		22,547		16,120		15,283	20,323	22,185
C000148303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value				10,000									10,046								13,040					13,257			14,515		16,637		22,679		16,229		15,399	20,501	22,434
C000011252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									251,243								326,025					331,338			362,623		415,484		566,057		404,882		383,873	510,729	558,562
C000185807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,002,806								1,301,244					1,322,842			1,448,433		1,660,163		2,263,149		1,619,916		1,536,721	2,045,813	2,239,162
C000172564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,438,478								6,474,817					6,451,110			7,256,966		7,120,637		10,128,072		9,103,395		9,030,085	11,810,940	12,533,880
C000185815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,086,807								1,293,203					1,288,387			1,449,656		1,423,341		2,024,355		1,818,317		1,804,797	2,359,420	2,504,226
C000172563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									271,702								323,332					321,858			362,105		354,897		504,476		452,574		448,660	586,178	621,507
C000172562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,868								12,914					12,859			14,443		14,160		20,112		18,056		17,900	23,368	24,778
C000172561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,868								12,880					12,785			14,331		14,007		19,850		17,771		17,575	22,877	24,186
C000172560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									10,859								12,844					12,708			14,193		13,833		19,535		17,434		17,177	22,292	23,494
C000172559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,868								12,923					12,866			14,463		14,186		20,163		18,096		17,944	23,431	24,847
C000172558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									10,243								12,145					12,065			13,527		13,222		18,738		16,778		16,590	21,614	22,855
C000172566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550									10,086								10,207					10,026			11,008		11,482		11,606		10,058		10,156	11,536	11,813
C000172567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,602								10,756					10,585			11,638		12,178		12,337		10,719		10,838	12,341	12,670
C000172569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									264,834								268,897					264,508			290,917		304,175		307,643		267,091		270,134	307,027	315,064
C000185817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,060,193								1,075,417					1,058,234			1,164,745		1,219,196		1,234,329		1,072,771		1,086,220	1,235,955	1,269,658
C000172565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,296,709								5,373,838					5,287,999			5,820,956		6,093,442		6,169,152		5,360,944		5,428,213	6,177,302	6,345,921
C000172577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,504,933								7,173,838					6,279,995			7,140,707		7,981,185		9,419,213		6,263,456		6,943,122	8,519,799	11,433,628
C000185819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,099,400								1,430,799					1,252,193			1,424,180		1,592,123		1,879,486		1,248,838		1,384,657	1,699,756	2,280,126
C000172576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									274,632								358,245					313,527			356,236		397,885		469,033		311,360		344,665	422,738	566,450
C000172575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,985								14,309					12,511			14,214		15,856		18,689		12,405		13,729	16,834	22,580
C000172574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,985								14,266					12,428			14,140		15,756		18,525		12,262		13,542	16,545	22,120
C000172573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									10,985								14,266					12,413			14,027		15,581		18,272		12,071		13,294	16,204	21,605
C000172572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,994								14,308					12,497			14,189		15,829		18,650		12,378		13,697	16,775	22,481
C000172571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									10,359								13,449					11,729			13,286		14,785		17,368		11,487		12,678	15,507	20,709
C000172578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550									10,652								11,593					10,974			11,985		11,404		11,964		9,473		10,456	12,209	13,836
C000172579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									11,194								12,210					11,573			12,689		12,118		12,731		10,114		11,195	13,089	14,881
C000172581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									11,194								12,172					11,511			12,601		11,997		12,548		9,908		10,903	12,689	14,338
C000172582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									11,194								12,188					11,548			12,640		12,077		12,671		10,032		11,075	12,913	14,659
C000172583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									11,194								12,209					11,571			12,677		12,119		12,738		10,125		11,195	13,116	14,917
C000172584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									279,846								305,482					289,682			317,511		303,742		319,276		253,774		281,024	328,746	373,959
C000185821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,119,383								1,220,270					1,158,748			1,270,704		1,211,505		1,275,645		1,015,989		1,123,215	1,316,900	1,500,234
C000172585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,602,214								6,115,339					5,802,708			6,362,935		6,080,600		6,397,999		5,090,434		5,642,682	6,607,503	7,523,937
C000172609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									4,922,886								6,197,058					5,742,833			6,457,571		7,172,233		9,704,710		7,088,682		8,009,074	10,045,083	12,379,086
C000185827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									982,970								1,237,320					1,146,731			1,289,752		1,432,212		1,938,596		1,416,605		1,599,190	2,006,586	2,472,349
C000172608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									245,742								309,603					286,945			322,477		357,951		483,844		353,085		398,419	499,158	614,639
C000172607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									9,830								12,374					11,463			12,876		14,287		19,316		14,102		15,917	19,944	24,538
C000172606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									9,830								12,347					11,431			12,820		14,182		19,115		13,904		15,642	19,547	23,978
C000172605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									9,830								12,331					11,408			12,768		14,093		18,932		13,740		15,409	19,194	23,492
C000172604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									9,830								12,354					11,450			12,868		14,274		19,313		14,090		15,904	19,933	24,534
C000172603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									9,260								11,613					10,728			12,019		13,297		17,938		13,055		14,696	18,372	22,553
C000172610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									9,820								11,810					10,782			11,494		10,114		13,756		11,063		12,425	15,126	20,266
C000172611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,427								12,561					11,498			12,300		10,842		14,789		11,937		13,442	16,405	22,018
C000172613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									10,415								12,479					11,361			12,084		10,583		14,352		11,522		12,906	15,662	20,916
C000172614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,415								12,521					11,424			12,175		10,705		14,555		11,703		13,143	15,982	21,403
C000172615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,415								12,558					11,480			12,281		10,837		14,766		11,915		13,422	16,385	21,999
C000172616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									260,373								314,532					288,061			308,033		271,943		371,023		299,194		336,979	411,339	552,282
C000185829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,042,701								1,257,733					1,152,380			1,232,819		1,089,159		1,485,033		1,200,030		1,352,798	1,652,751	2,222,423
C000172617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,221,810								6,302,837					5,774,506			6,177,987		5,450,133		7,443,221		6,013,226		6,779,801	8,276,832	11,135,381
C000172625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value				5,000,000									5,287,149								6,601,790					6,606,675			7,377,628		7,033,798		10,192,611		8,946,479		7,910,298	10,228,848	10,934,736
C000185831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value				1,000,000									1,055,752								1,318,558					1,319,112			1,473,364		1,404,345		2,035,224		1,786,726		1,579,563	2,042,464	2,182,937
C000172624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value				250,000									263,938								329,547					329,662			367,974		350,541		507,410		444,892		392,998	507,767	542,141
C000172623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value				10,000									10,558								13,167					13,164			14,686		13,984		20,250		17,759		15,686	20,264	21,638
C000172622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value				10,000									10,558								13,145					13,131			14,620		13,883		20,034		17,517		15,427	19,869	21,148
C000172621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value				10,000									10,558								13,129					13,054			14,477		13,708		19,735		17,202		15,102	19,392	20,583
C000172620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value				10,000									10,558								13,181					13,175			14,701		13,999		20,268		17,765		15,686	20,252	21,611
C000172619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000172618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450									9,955								12,387					12,344			13,728		13,039		18,817		16,453		14,488	18,660	19,865
C000230639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value			$ 10,000						$ 9,862									$ 10,973						$ 11,884				$ 11,946		$ 9,925		$ 9,999		$ 11,071		$ 11,818
C000230641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R3
Accumulated Value			10,000						9,862									10,973						11,888				11,947		9,913		9,973		11,028		11,729
C000230640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R4
Accumulated Value			10,000						9,862									10,973						11,888				11,947		9,921		9,991		11,040		11,762
C000230642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value			10,000						9,862									10,973						11,888				11,947		9,930		10,009		11,089		11,846
C000230638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value			250,000						246,540									274,319						297,112				298,641		248,129		250,281		277,496		296,292
C000230637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value			1,000,000						986,158									1,097,278						1,188,777				1,194,714		993,995		1,003,047		1,113,881		1,189,801
C000230636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value			5,000,000						4,930,791									5,486,388						5,943,884				5,973,568		4,966,314		5,013,859		5,564,683		5,945,128
C000236223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value		$ 5,000,000					$ 4,375,000				$ 5,788,616					$ 5,461,922				$ 6,243,746			$ 6,892,514		$ 7,718,351		$ 8,872,347
C000247958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value		1,000,000					875,000				1,157,723					1,092,384				1,248,749			1,378,503		1,543,711		1,774,516
C000247959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value		250,000					218,750				289,431					273,096				311,874			344,280		385,412		442,461
C000247962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value		10,000					8,750				11,577					10,924				12,475			13,771		15,416		17,709
C000236224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value		10,000					8,750				11,575					10,922				12,466			13,761		15,398		17,677
C000247961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with 1.00% contingent deferred sales charge)
C000247960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with 5.50% maximum front-end sales charge)
Accumulated Value		9,450					8,269				10,940					10,323				11,777			12,968		14,497		16,628
C000244676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value	$ 10,000				$ 9,640	$ 10,698		$ 10,900		$ 11,616				$ 11,767	$ 12,143		$ 11,756		$ 12,551			$ 13,483
C000244677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class SDR
Accumulated Value	5,000,000				4,820,000	5,352,120		5,458,152		5,816,643				5,892,381	6,084,829		5,890,576		6,294,831			6,762,087
Russell 3000 C000185805 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,042,431								1,292,400					1,377,646			1,563,486		1,722,150		2,478,159		2,068,823		2,242,193	3,090,980	3,734,291
Russell 3000 C000011243 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									260,608								323,100					344,411			390,872		430,537		619,540		517,206		560,548	772,745	933,573
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value				10,000									10,424								12,924					13,776			15,635		17,221		24,782		20,688		22,422	30,910	37,343
Russell 3000 C000172564 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,212,153								6,461,998					6,888,229			7,817,430		8,610,749		12,390,797		10,344,116		11,210,967	15,454,900	18,671,454
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value				10,000									10,406								10,634					10,579			11,576		11,992		12,308		10,834		11,120	12,198	12,707
Bloomberg Municipal Bond C000172569 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									260,145								265,848					264,487			289,398		299,797		307,700		270,840		278,001	304,956	317,671
Bloomberg Municipal Bond C000185817 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,040,581								1,063,394					1,057,947			1,157,592		1,199,189		1,230,799		1,083,359		1,112,003	1,219,823	1,270,684
Bloomberg Municipal Bond C000172565 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,202,906								5,316,968					5,289,734			5,787,958		5,995,945		6,153,994		5,416,796		5,560,016	6,099,114	6,353,421
MSCI Emerging Markets C000185819 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,092,675								1,381,697					1,208,760			1,352,070		1,463,637		1,711,874		1,180,742		1,308,255	1,639,442	2,097,083
MSCI Emerging Markets C000172577 Index Net [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,463,373								6,908,483					6,043,799			6,760,351		7,318,184		8,559,372		5,903,712		6,541,275	8,197,211	10,485,416
MSCI Emerging Markets C000172576 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000									273,169								345,424					302,190			338,018		365,909		427,969		295,186		327,064	409,861	524,271
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (Net)
Accumulated Value				10,000									10,927								13,817					12,088			13,521		14,636		17,119		11,807		13,083	16,394	20,971
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Accumulated Value				10,000									10,559								10,683					10,464			11,462		12,108		11,958		9,472		9,635	10,554	11,155
Bloomberg Global Aggregate C000185821 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,055,903								1,068,314					1,046,422			1,146,221		1,210,801		1,195,751		947,182		963,462	1,055,434	1,115,452
Bloomberg Global Aggregate C000172585 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,279,517								5,341,570					5,232,111			5,731,105		6,054,003		5,978,757		4,735,912		4,817,308	5,277,169	5,577,258
Bloomberg Global Aggregate C000172584 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									263,976								267,078					261,606			286,555		302,700		298,938		236,796		240,865	263,858	278,863
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Index (Net)
Accumulated Value				10,000									10,022								12,392					11,370			12,652		12,321		15,976		12,026		13,477	16,757	20,934
MSCI ACWI ex USA C000172616 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000									250,561								309,788					284,258			316,288		308,030		399,395		300,638		336,930	418,913	523,343
MSCI ACWI ex USA C000185829 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,002,243								1,239,152					1,137,034			1,265,150		1,232,121		1,597,582		1,202,551		1,347,721	1,675,652	2,093,370
MSCI ACWI ex USA C000172617 Index Net [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,011,214								6,195,759					5,685,170			6,325,751		6,160,604		7,987,910		6,012,755		6,738,607	8,378,258	10,466,851
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value			10,000						9,876									11,013						11,694				11,638		9,813		9,848		10,887		11,557
Bloomberg US Aggregate Bond C000230638 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000						246,905									275,323						292,357				290,959		245,329		246,203		272,169		288,931
Bloomberg US Aggregate Bond C000230636 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000						4,938,106									5,506,451						5,847,143				5,819,186		4,906,590		4,924,066		5,443,371		5,778,624
Bloomberg US Aggregate Bond C000230637 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000						$ 987,621									$ 1,101,290						$ 1,169,429				$ 1,163,837		$ 981,318		$ 984,813		$ 1,088,674		$ 1,155,725
MSCI EAFE Index C000247958 Net [Member]
Account Value [Line Items]
Accumulated Value		1,000,000					885,187				1,099,307					1,012,662				1,201,298			1,245,230		1,352,285		1,532,029
MSCI EAFE Index C000247959 Net [Member]
Account Value [Line Items]
Accumulated Value		250,000					221,297				274,827					253,165				300,325			311,308		338,071		383,007
MSCI EAFE Index C000236223 Net [Member]
Account Value [Line Items]
Accumulated Value		5,000,000					4,425,934				5,496,536					5,063,308				6,006,491			6,226,151		6,761,427		7,660,143
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net)
Accumulated Value		10,000					8,852				10,993					10,127				12,013			12,452		13,523		15,320
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Blended Benchmark
Accumulated Value	10,000				9,579	10,697		10,748		11,455				11,616	11,883		11,821		12,552			13,271
Blended Benchmark C000244677 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000				4,789,561	5,348,275		5,374,238		5,727,568				5,807,887	5,941,417		5,910,637		6,276,061			6,635,334
Russell 1000 Growth C000185805 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,022,821								1,326,718					1,468,838			1,720,046		2,222,617		3,182,980		2,400,080		2,854,905	4,104,395	5,357,247
Russell 3000 Growth C000185805 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,020,779								1,324,990					1,460,119			1,698,663		2,177,697		3,110,048		2,342,697		2,748,442	3,941,867	5,108,331
Russell 1000 Growth C000011243 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									255,705								331,679					367,210			430,011		555,654		795,745		600,020		713,726	1,026,099	1,339,312
Russell 3000 Growth C000011243 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									255,195								331,247					365,030			424,666		544,424		777,512		585,674		687,111	985,467	1,277,083
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index
Accumulated Value				10,000									10,228								13,267					14,688			17,200		22,226		31,830		24,001		28,549	41,044	53,572
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Growth Index
Accumulated Value				10,000									10,208								13,250					14,601			16,987		21,777		31,100		23,427		27,484	39,419	51,083
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value				10,000									9,951								13,036					13,574			14,443		16,374		22,670		16,771		15,492	21,144	25,121
Russell 2000 Growth C000011252 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									248,778								325,889					339,356			361,079		409,346		566,754		419,271		387,289	528,612	628,033
Russell 2000 Growth C000185807 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									995,110								1,303,557					1,357,425			1,444,314		1,637,385		2,267,015		1,677,085		1,549,156	2,114,449	2,512,131
Russell Midcap C000172564 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,208,307								6,306,736					6,483,012			7,372,391		7,676,430		11,161,180		9,245,160		9,152,100	12,391,448	13,728,016
Russell Midcap C000172563 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									260,415								315,337					324,151			368,620		383,821		558,059		462,258		457,605	619,572	686,401
Russell Midcap C000185815 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,041,661								1,261,347					1,296,602			1,474,478		1,535,286		2,232,236		1,849,032		1,830,420	2,478,290	2,745,603
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Accumulated Value				10,000									10,417								12,613					12,966			14,745		15,353		22,322		18,490		18,304	24,783	27,456
JP Morgan Emerging Markets Blended Index JEMB Equal Weighted [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
Accumulated Value				10,000									11,074								11,732					11,238			12,823		12,884		13,340		10,562		11,657	13,279	14,779
JP Morgan Emerging Markets Blended C000185821 Index JEMB Equal Weighted [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,107,389								1,173,175					1,123,827			1,282,322		1,288,420		1,333,995		1,056,155		1,165,675	1,327,946	1,477,912
JP Morgan Emerging Markets Blended C000172585 Index JEMB Equal Weighted [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,536,945								5,865,873					5,619,136			6,411,609		6,442,101		6,669,973		5,280,776		5,828,375	6,639,732	7,389,559
JP Morgan Emerging Markets Blended C000172584 Index JEMB Equal Weighted [Member]
Account Value [Line Items]
Accumulated Value				250,000									276,847								293,294					280,957			320,580		322,105		333,499		264,039		291,419	331,987	369,478
MSCI ACWI ex USA Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Value Index (Net)
Accumulated Value				10,000									10,023								12,280					11,331			12,005		10,092		13,835		11,326		13,033	16,104	20,639
MSCI ACWI ex USA Value C000172616 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000									250,578								307,001					283,284			300,134		252,294		345,879		283,159		325,827	402,602	515,974
MSCI ACWI ex USA Value C000185829 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,002,311								1,228,004					1,133,137			1,200,537		1,009,175		1,383,515		1,132,635		1,303,308	1,610,409	2,063,895
MSCI ACWI ex USA Value C000172617 Index Net [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,011,555								6,140,020					5,665,683			6,002,687		5,045,874		6,917,576		5,663,177		6,516,542	8,052,044	10,319,473
Russell 2000 C000172624 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000									260,282								332,767					338,934			355,557		355,069		535,449		436,172		398,814	534,709	611,782
Russell 2000 C000185831 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000									1,041,127								1,331,067					1,355,734			1,422,229		1,420,278		2,141,795		1,744,687		1,595,256	2,138,836	2,447,129
Russell 2000 C000172625 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000									5,205,634								6,655,337					6,778,671			7,111,147		7,101,390		10,708,977		8,723,434		7,976,281	10,694,179	12,235,646
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Accumulated Value				$ 10,000									$ 10,411								$ 13,311					$ 13,557			$ 14,222		$ 14,203		$ 21,418		$ 17,447		$ 15,953	$ 21,388	$ 24,471
MSCI EAFE Value Index C000247958 Net [Member]
Account Value [Line Items]
Accumulated Value		1,000,000					873,222				1,073,191					1,031,330				1,207,267			1,265,977		1,432,268		1,640,011
MSCI EAFE Value Index C000247959 Net [Member]
Account Value [Line Items]
Accumulated Value		250,000					218,305				268,298					257,833				301,817			316,494		358,067		410,003
MSCI EAFE Value Index C000236223 Net [Member]
Account Value [Line Items]
Accumulated Value		5,000,000					4,366,109				5,365,954					5,156,651				6,036,336			6,329,885		7,161,342		8,200,057
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Value Index (Net)
Accumulated Value		$ 10,000					$ 8,732				$ 10,732					$ 10,313				$ 12,073			$ 12,660		$ 14,323		$ 16,400
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Index (Net)
Accumulated Value	10,000				9,441	10,872		11,308		12,224				12,537	13,125		12,647		14,164			15,376
ICE BofA US 3 Month Treasury Bill Index plus 5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA US 3-Month Treasury Bill Index plus 5%
Accumulated Value	10,000				10,060	10,196		10,328		10,466				10,602	10,725		10,832		10,945			11,063
MSCI ACWI C000244677 Index Net [Member]
Account Value [Line Items]
Accumulated Value	5,000,000				4,720,699	5,435,765		5,654,106		6,111,787				6,268,655	6,562,297		6,323,515		7,082,009			7,688,050
ICE BofA US 3 Month Treasury Bill C000244677 Index plus 5 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000				5,058,287	5,191,073		5,323,485		5,463,088				5,603,487	5,740,055		5,869,097		6,005,169			6,146,077
Bloomberg US Aggregate Bond C000244677 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value	5,000,000				4,858,921	5,258,888		5,100,297		5,358,185				5,371,356	5,367,624		5,509,361		5,539,363			5,702,174
Bloomberg US Aggregate Bond C000244676 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000				$ 9,718	$ 10,518		$ 10,201		$ 10,716				$ 10,743	$ 10,735		$ 11,019		$ 11,079			$ 11,404